Financial Instruments - Debt (Details) € in Millions, $ in Millions	Dec. 31, 2023 MXN ($)	Feb. 28, 2023 EUR (€)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Carrying value	$ 232,897		$ 285,058	$ 252,940	$ 246,973
Face amount	52,369		79,088
Senior Unsecured Exchangeable Bonds
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Fair value	128
Face amount | €		€ 500
Bank loans and notes payables
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Carrying value	136,824		191,741
Fair value	$ 125,043		$ 163,312